Investment Risks	Nov. 01, 2026
Catalyst Systematic Alpha Fund
Prospectus [Line Items]
Risk [Text Block]

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund, and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return, and value of the Fund and your investment.

Catalyst Systematic Alpha Fund | Actively Managed Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Actively Managed Fund Risk. The Fund is actively managed and does not seek to replicate the performance of the Benchmark.
Catalyst Systematic Alpha Fund | Commodity Risk [Member]
Prospectus [Line Items]
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Commodity Risk. Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, and geological and environmental factors, as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Catalyst Systematic Alpha Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Catalyst Systematic Alpha Fund | Counterparty Risk [Member]
Prospectus [Line Items]
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Counterparty Risk. A counterparty to a financial instrument held by the Fund, or by a special purpose or structured vehicle invested in by the Fund, may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Catalyst Systematic Alpha Fund | Credit Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. An issuer of a security may fail to pay principal and interest in a timely manner, reducing the Fund’s total return. Credit risk may be substantial for the Fund.
Catalyst Systematic Alpha Fund | Currency Risk [Member]
Prospectus [Line Items]
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Currency Risk. Fluctuations in exchange rates may adversely affect the market value of the Fund’s investments. Currency risk includes the risk that the currencies in which the Fund has taken a position, or in which the Fund’s investments are denominated, will decline in value. Some currencies are illiquid, and the Fund may not be able to convert them into U.S. dollars, or may only be able to do so at an unfavorable exchange rate. Currency trading involves significant risks, including market risk, interest rate risk, country foreign investment risk, counterparty credit risk, and short sale risk.

Catalyst Systematic Alpha Fund | Derivatives Risk [Member]
Prospectus [Line Items]
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Derivatives Risk. Even a small investment in derivatives may give rise to leverage risk (which can increase volatility and magnify the Fund’s potential for loss) and counterparty risk (the risk that a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments), and can have a significant impact on the Fund’s performance. Derivatives are also subject to credit risk (the counterparty may default) and liquidity risk (the Fund may not be able to sell the security or otherwise exit the contract in a timely manner).

Catalyst Systematic Alpha Fund | Duration Risk [Member]
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Duration Risk. Longer-term securities may be more sensitive to interest rate changes. Rising interest rates pose a heightened risk to the Fund’s longer-term fixed income securities. Effective duration estimates price changes for relatively small changes in rates.

Catalyst Systematic Alpha Fund | Equity Security Risk [Member]
Prospectus [Line Items]
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Equity Security Risk. Equity securities, including common stocks, are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in, and perceptions of, their issuers change. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.

Catalyst Systematic Alpha Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Risk. When the Fund invests in fixed income securities, the value of an investment in the Fund will fluctuate with changes in interest rates. Typically, an increase in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Catalyst Systematic Alpha Fund | Forward Contract Risk [Member]
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Forward Contract Risk. Forward contracts are individually negotiated and privately traded, so they are dependent upon the creditworthiness of the counterparty and subject to counterparty default risk and liquidity risk. If a counterparty defaults and fails to deliver or settle a forward trade, replacing the transaction may be costly. Liquidity risk exists because no organized secondary market exists to trade or dispose of forward obligations.

Catalyst Systematic Alpha Fund | Futures Risk [Member]
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Futures Contract Risk. The successful use of futures contracts draws upon the Advisor’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so; and (g) leverage risk.

Catalyst Systematic Alpha Fund | Geographic Concentrations Risk [Member]
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Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting countries within the specific geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund’s net asset value may be more volatile than a more geographically diversified fund.

Catalyst Systematic Alpha Fund | Interest Rate Risks [Member]
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Interest Rate Risk. Changes in short-term market interest rates will directly affect the yield on the shares of the Fund whose investments are normally invested in floating rate debt. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates increase, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. Rising interest rates pose a heightened risk to the Fund’s longer-term fixed income securities.

Catalyst Systematic Alpha Fund | Junk Bond Risk [Member]
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Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Catalyst Systematic Alpha Fund | Leverage Risk [Member]
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Leverage Risk. Using derivatives can create leverage, which can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The use of leverage may also cause the Fund to have higher expenses than those of mutual funds that do not use such techniques.

Catalyst Systematic Alpha Fund | Liquidity Risk [Member]
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Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. Although most of the Fund’s securities must be liquid at the time of investment, the Fund may purchase illiquid investments and securities that may become illiquid after purchase by the Fund, particularly during periods of market turmoil. When the Fund holds illiquid investments, the Fund’s investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemptions or for other cash needs, the Fund may suffer a loss. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on investments in illiquid investments, may be unable to achieve its desired level of exposure to a certain sector.

Catalyst Systematic Alpha Fund | Management Risk [Member]
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Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks, futures contracts or other securities in which the Fund invests may prove to be incorrect, and there is no guarantee that the portfolio managers’ judgment will produce the desired results.

Catalyst Systematic Alpha Fund | Market Risk [Member]
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Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, tariffs or trade wars, international conflicts, and political events affect the securities markets.

Catalyst Systematic Alpha Fund | Model And Data Risk [Member]
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Model and Data Risk. Like all quantitative analysis, the investment models utilized by the Benchmark carry the risk that the ranking system, valuation results, and predictions might be based on one or more incorrect assumptions, insufficient historical data, inadequate design, or may not be suitable for the purpose intended. In addition, models may not perform as intended for many reasons, including errors, omissions, imperfections or malfunctions. Because the use of models are usually based on data supplied by third parties, the success of the Benchmark’s use of such models is dependent on the accuracy and reliability of the supplied data. Historical data inputs may be subject to revision or corrections, which may diminish data reliability and quality of predictive results. Changing and unforeseen market dynamics could also lead to a decrease in the short-term or long-term effectiveness of a model. Models may lose their predictive validity and incorrectly forecast future market behavior and asset prices, leading to potential losses. No assurance can be given that a model will be successful under all or any market conditions.

Catalyst Systematic Alpha Fund | Real Estate And R E I T Risk [Member]
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Real Estate and REIT Risk. The Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations, and economic and political factors that negatively impact the real estate market and the direct ownership of real estate. These risks may include decreases in real estate values, overbuilding, rising operating costs, interest rates, and property taxes. In addition, some real estate related investments are not fully diversified and are subject to the risks associated with financing a limited number of projects. REITs are heavily dependent upon the management team and are subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation.

Catalyst Systematic Alpha Fund | Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security or group of securities in the Fund’s portfolio.
Catalyst Systematic Alpha Fund | Structured Note Risk [Member]
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Structured Note Risk. The Fund may seek investment exposure to sectors through structured notes that may be exchange-traded or may trade in the over-the-counter market. These notes are typically issued by banks or brokerage firms and have interest and/or principal payments which are linked to changes in the price level of certain assets or to the price performance of certain indices. The value of a structured note will be influenced by time to maturity, level of supply and demand for this type of note, interest rate and market volatility, changes in the issuer’s credit quality rating, and economic, legal, political, or other events that affect the industry.

Catalyst Systematic Alpha Fund | Swaps Risk [Member]
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Swaps Risk. Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The costs of investing in swaps will be indirectly paid by the Fund.

Catalyst Systematic Alpha Fund | Tax Risk [Member]
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Tax Risk. Certain of the Fund’s investment strategies, including transactions in total return swaps, may be subject to special tax rules, the effect of which may have adverse tax consequences for the Fund. By investing in commodities indirectly through the Subsidiary, the Fund intends to obtain exposure to the commodities markets within the U.S. federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains. The Subsidiary declares and distributes a dividend to the Fund, no less than annually, as the sole shareholder of the Subsidiary, in an amount approximately equal to the total amount of “Subpart F” income (as defined in Section 951 of the Internal Revenue Code of 1986, as amended) generated by or expected to be generated by the Subsidiary’s investments during the fiscal year. If the Subsidiary were to fail to make sufficient dividend distributions to the Fund, all or a portion of the income from the Fund’s investment in the Subsidiary might not be qualifying income, and the Fund might not qualify as a regulated investment company for one or more years.

Catalyst Systematic Alpha Fund | Underlying Fund Risk [Member]
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Underlying Fund Risk. Because the Fund may invest in other investment companies, the value of your investment will fluctuate in response to the performance of the underlying funds. Investing in underlying funds involves certain additional expenses and certain tax results that would not arise if you invested directly in the underlying funds. By investing in underlying funds, you will bear not only your proportionate share of the Fund’s expenses (including operating costs and investment advisory and administrative fees), but also, indirectly, similar expenses and charges of the underlying funds, including any contingent deferred sales charges and redemption charges. Finally, you may incur increased tax liabilities by investing in the Fund rather than directly in the underlying funds. Each underlying fund is subject to specific risks, depending on the nature of its investment strategy, including liquidity risk and default risk on the assets held by the underlying fund.

Catalyst Systematic Alpha Fund | Volatility Risk [Member]
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Volatility Risk. Significant short-term price movements could adversely impact the performance of the Fund. The performance of the Fund is based in part on the prices of one or more of the Benchmark components in which the Fund indirectly invests. The Benchmark components are affected by a variety of factors and may change unpredictably, affecting their value and, consequently, the value and the market price of the Fund’s shares.

Catalyst Systematic Alpha Fund | Wholly Owned Subsidiary Risk [Member]
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Wholly-Owned Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the commodities risks associated with the Subsidiary’s investments in commodity-related instruments. Shareholders of the Fund are indirectly subject to the principal risks of the Subsidiary by virtue of the Fund’s investment in the Subsidiary. There can be no assurance that the Subsidiary’s investments will contribute to the Fund’s returns. The Subsidiary is not registered under the Investment Company Act of 1940, as amended, and is not subject to all the investor protections of the act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and could adversely affect the Fund, such as by reducing the Fund’s investment returns. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary. The Fund and the Subsidiary are “commodity pools” under the U.S. Commodity Exchange Act, and the Advisor is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund and the Subsidiary and subject each to CFTC penalties if reporting was found to be deficient.

Catalyst Systematic High Income Fund
Prospectus [Line Items]
Risk [Text Block]

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund, and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return, and value of the Fund and your investment.

Catalyst Systematic High Income Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates increase. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Catalyst Systematic High Income Fund | Counterparty Risk [Member]
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Risk [Text Block]

Counterparty Risk. A counterparty to a financial instrument held by the Fund, or by a special purpose or structured vehicle invested in by the Fund, may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Catalyst Systematic High Income Fund | Credit Risks [Member]
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Credit Risk. An issuer of a security may fail to pay principal and interest in a timely manner, reducing the Fund’s total return. The price of a fixed-income security tends to drop if the rating of the underlying issuer drops and the probability of the failure to pay principal and interest increases.

Catalyst Systematic High Income Fund | Derivatives Risk [Member]
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Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time.

Catalyst Systematic High Income Fund | Equity Security Risk [Member]
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Equity Security Risk. Equity securities, including common stocks, are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.

Catalyst Systematic High Income Fund | Fixed Income Risk [Member]
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Fixed Income Risk. When the Fund invests in fixed income securities, the value of an investment in the Fund will fluctuate with changes in interest rates. Typically, a increase in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Catalyst Systematic High Income Fund | Interest Rate Risks [Member]
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Interest Rate Risk. Overall bond prices, including the prices of securities held by the Fund, may decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. Rising interest rates pose a heightened risk to the Fund’s longer-term fixed income securities.

Catalyst Systematic High Income Fund | Junk Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Catalyst Systematic High Income Fund | Leverage Risk [Member]
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Leverage Risk. Using derivatives can create leverage, which can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The use of leverage may also cause the Fund to have higher expenses than those of mutual funds that do not use such techniques.

Catalyst Systematic High Income Fund | Liquidity Risk [Member]
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Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. Although most of the Fund’s securities must be liquid at the time of investment, the Fund may purchase illiquid investments and securities may become illiquid after purchase by the Fund, particularly during periods of market turmoil. When the Fund holds illiquid investments, the Fund’s investments may be harder to value, especially in changing markets, and, if the Fund is forced to sell these investments to meet redemptions or for other cash needs, the Fund may suffer a loss. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on investments in illiquid investments, may be unable to achieve its desired level of exposure to a certain sector.

Catalyst Systematic High Income Fund | Management Risk [Member]
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Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular securities, options, and futures contracts or other derivatives in which the Fund invests may prove to be incorrect, and there is no guarantee that the portfolio managers’ judgment will produce the desired results.

Catalyst Systematic High Income Fund | Market Risk [Member]
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Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, tariffs and trade wars, international conflicts, and political events affect the securities markets.

Catalyst Systematic High Income Fund | Model And Data Risk [Member]
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Risk [Text Block]

Model and Data Risk. Like all quantitative analysis, the investment models utilized by the Advisor carry the risk that the ranking system, valuation results, and predictions might be based on one or more incorrect assumptions, insufficient historical data, inadequate design, or may not be suitable for the purpose intended. In addition, models may not perform as intended for many reasons, including errors, omissions, imperfections or malfunctions. Because the use of models are usually based on data supplied by third parties, the success of the Advisor’s use of such models is dependent on the accuracy and reliability of the supplied data. Historical data inputs may be subject to revision or corrections, which may diminish data reliability and quality of predictive results. Changing and unforeseen market dynamics could also lead to a decrease in the short-term or long-term effectiveness of a model. Models may lose their predictive validity and incorrectly forecast future market behavior and asset prices, leading to potential losses. No assurance can be given that a model will be successful under all or any market conditions.

Catalyst Systematic High Income Fund | Real Estate And R E I T Risk [Member]
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Risk [Text Block]

Real Estate and REIT Risk. The Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations, and economic and political factors that negatively impact the real estate market and the direct ownership of real estate. These risks may include decreases in real estate values, overbuilding, rising operating costs, interest rates, and property taxes. In addition, some real estate related investments are not fully diversified and are subject to the risks associated with financing a limited number of projects. REITs are heavily dependent upon the management team and are subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation.

Catalyst Systematic High Income Fund | Structured Note Risk [Member]
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Structured Note Risk. The Fund may seek investment exposure to sectors through structured notes that may be exchange-traded or may trade in the over-the-counter market. These notes are typically issued by banks or brokerage firms and have interest and/or principal payments which are linked to changes in the price level of certain assets or to the price performance of certain indices. The value of a structured note will be influenced by time to maturity, level of supply and demand for this type of note, interest rate and market volatility, changes in the issuer’s credit quality rating, and economic, legal, political, or other events that affect the industry.

Catalyst Systematic High Income Fund | Swaps Risk [Member]
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Swaps Risk. Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The costs of investing in swaps will be indirectly paid by the Fund.

Catalyst Systematic High Income Fund | Underlying Fund Risk [Member]
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Underlying Fund Risk. Because the Fund may invest in other investment companies, the value of your investment will fluctuate in response to the performance of the underlying funds. Investing in underlying funds involves certain additional expenses and certain tax results that would not arise if you invested directly in the underlying fund. By investing in underlying funds, you will bear not only your proportionate share of the funds’ expenses (including operating costs and investment advisory and administrative fees), but also, indirectly, similar expenses and charges of the underlying funds, including any contingent deferred sales charges and redemption charges. Finally, you may incur increased tax liabilities by investing in the Fund rather than directly in the underlying funds. Each underlying fund is subject to specific risks, depending on the nature of its investment strategy, including liquidity risk and default risk on the assets held by the underlying fund.

Catalyst Systematic High Income Fund | Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Volatility Risk. The Fund’s performance may be volatile, which means that the Fund’s performance may be subject to substantial short-term changes up or down.
Catalyst Systematic High Income Fund | Call Options Risk [Member]
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Call Options Risk. As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price. The Fund continues to bear the risk that it will lose money if the value of the security falls below the strike price. As the buyer of a call option, the Fund assumes the risk that the market price of the underlying security will not increase above the strike price plus the premiums paid, so the Fund bears the risk that it will lose the premium paid for the option.

Catalyst Systematic High Income Fund | Cash And Cash Equivalents Risk [Member]
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Cash and Cash Equivalents Risk. At any time, the Fund may have significant investments in cash and cash equivalents. When a substantial portion of a portfolio is held in cash and cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Catalyst Systematic High Income Fund | Distribution Policy Risk [Member]
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Distribution Policy Risk. The Fund may, at the discretion of management, target a specific level of monthly distributions (including any return of capital) from time to time. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital (i.e., from your original investment). Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Catalyst Systematic High Income Fund | Hedging Risk [Member]
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Hedging Risk. Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other Fund holdings. There can be no assurance that the Fund’s hedging strategy will reduce risk, or that hedging transactions will be either available or cost effective.

Catalyst Systematic High Income Fund | Index Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index Risk. If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index.
Catalyst Systematic High Income Fund | Large Capitalization Company Risk [Member]
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Large Capitalization Company Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Catalyst Systematic High Income Fund | Options Market Risk [Member]
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Options Market Risk. Markets for options may not always operate on a fair and orderly basis. At times, prices for options may not represent fair market value and prices may be subject to manipulation, which may be extreme under some circumstances. The dysfunction and manipulation of volatility and options markets may make it difficult for the fund to effectively implement its investment strategy and achieve its objectives and could potentially lead to significant losses.

Catalyst Systematic High Income Fund | Options Risk [Member]
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Options Risk. The Fund’s strategy involves the sale and purchase of call and put options. A seller (writer) of a call option will lose money if the underlying security on which the option was written increases in value to a level above the strike price of the sold option plus the premium received. Since there is no limit on how high a value of an entity can go, there is material risk in being short a call with no offsetting position. A seller (writer) of a put option will lose money if the underlying security on which the option was written decreases in value to a level below the strike price of the sold option less the premium received. The seller of a put option is limited to losing the difference between the strike price less the premium received and $0, reflecting a full loss of all value for the underlying security. The Fund’s losses are potentially large in a written put transaction and potentially unlimited in an unhedged written call transaction. A seller of an option can be liquidated if the value of the underlying security advances enough in the case of a call option or declines enough in the case of a put option, given there are no offsetting positions or enough capital to offset the unrealized losses. In a liquidation event, one should expect material realized losses.

A buyer of a call or put option risks the loss of the entire premium invested in the option. If the underlying security is not above the strike price at maturity of a call, or not below the strike price at maturity of a put, the option will expire worthless.

Additionally, purchased options may decline in value due to changes in price of the underlying reference instrument, passage of time, and changes in volatility. Generally, options may not be an effective hedge because they may have imperfect correlation to the value of the Fund’s portfolio securities. Further, the underlying reference instrument on which the option is based may have imperfect correlation to the value of the Fund’s portfolio securities. Option premiums are treated as short-term capital gains and, when distributed to shareholders, are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account. Options are also subject to leverage and volatility risk, liquidity risk, tracking risk (the risk that an option’s returns will deviate from a benchmark), and sub-strategy risk (the risk that hedging sub-strategies will not perform as expected).

Catalyst Systematic High Income Fund | Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective, and could increase the operating expenses of the Fund.

Catalyst Systematic High Income Fund | U S Government Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Obligations Risk. The Fund may invest in U.S. government or agency obligations. Securities issued or guaranteed by federal agencies and U.S. government sponsored entities may or may not be backed by the full faith and credit of the U.S. government.

Catalyst Buffered Shield Fund
Prospectus [Line Items]
Risk [Text Block]

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund, and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return, and value of the Fund and your investment.

Catalyst Buffered Shield Fund | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty to a financial instrument held by the Fund, or by a special purpose or structured vehicle invested in by the Fund, may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Catalyst Buffered Shield Fund | Credit Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk. An issuer of a security may fail to pay principal and interest in a timely manner, reducing the Fund’s total return. The price of a fixed-income security tends to drop if the rating of the underlying issuer drops and the probability of the failure to pay principal and interest increases.

Catalyst Buffered Shield Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time.

Catalyst Buffered Shield Fund | Equity Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Security Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.

Catalyst Buffered Shield Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed-Income Risk. When the Fund invests in fixed-income securities, the value of an investment in the Fund will fluctuate with changes in interest rates. Typically, an increase in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Catalyst Buffered Shield Fund | Interest Rate Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. Overall bond prices, including the prices of securities held by the Fund, may decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. Rising interest rates pose a heightened risk to the Fund’s longer-term fixed income securities.

Catalyst Buffered Shield Fund | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. Using leverage can magnify the Fund’s potential for gain or loss and; therefore, amplify the effects of market volatility on the Fund’s share price. Using derivatives can create leverage, which can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile.

Catalyst Buffered Shield Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. Although most of the Fund’s securities must be liquid at the time of investment, the Fund may purchase illiquid investments and securities may become illiquid after purchase by the Fund, particularly during periods of market turmoil. When the Fund holds illiquid investments, the Fund’s investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemptions or for other cash needs, the Fund may suffer a loss. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on investments in illiquid investments, may be unable to achieve its desired level of exposure to a certain sector.

Catalyst Buffered Shield Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks, options, or other securities or derivatives in which the Fund invests or sells short may prove to be incorrect, and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Catalyst Buffered Shield Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, tariffs or trade wars, international conflicts, and political events affect the securities markets.

Catalyst Buffered Shield Fund | Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Fund Risk. Because the Fund may invest in other investment companies, the value of your investment will fluctuate in response to the performance of the underlying funds. Investing in underlying funds involves certain additional expenses and certain tax results that would not arise if you invested directly in the underlying funds. By investing in underlying funds, you will bear not only your proportionate share of the Fund’s expenses (including operating costs and investment advisory and administrative fees), but also, indirectly, similar expenses and charges of the underlying funds, including any contingent deferred sales charges and redemption charges. Finally, you may incur increased tax liabilities by investing in the Fund rather than directly in the underlying funds. Each underlying fund is subject to specific risks, depending on the nature of its investment strategy, including liquidity risk and default risk on the assets held by the underlying fund.

Catalyst Buffered Shield Fund | Call Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Options Risk. As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received and gives up the opportunity for gain on the underlying security above the exercise option price. The Fund continues to bear the risk that it will lose money if the value of the security falls below the strike price. As the buyer of a call option, the Fund assumes the risk that the market price of the underlying security will not increase above the strike price plus the premiums paid, so the Fund bears the risk that it will lose the premium paid for the option.

Catalyst Buffered Shield Fund | Hedging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Hedging Risk. Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other Fund holdings. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective.

Catalyst Buffered Shield Fund | Index Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index Risk. If the derivative, such as a futures contract, in which the Fund invests is linked to the performance of an index, it will be subject to the risks associated with changes in that index.
Catalyst Buffered Shield Fund | Large Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Company Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Catalyst Buffered Shield Fund | Options Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Market Risk. Markets for options may not always operate on a fair and orderly basis. At times, prices for options may not represent fair market value and prices may be subject to manipulation, which may be extreme under some circumstances. The dysfunction and manipulation of volatility and options markets may make it difficult for the Fund to effectively implement its investment strategy and achieve its objectives, and could potentially lead to significant losses.

Catalyst Buffered Shield Fund | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk. There are risks associated with the Fund’s options strategy. This strategy involves the sale and purchase of call and put options. A seller (writer) of a call option will lose money if the underlying security on which the option was written increases in value to a level above the strike price of the sold option plus the premium received. Since there is no limit on how high the value of an entity can go, there is material risk in being short a call with no offsetting position. A seller (writer) of a put option will lose money if the underlying security on which the option was written decreases in value to a level below the strike price of the sold option less the premium received. The seller of a put option is limited to losing the difference between the strike price less the premium received and $0, reflecting a full loss of all value for the underlying security. The Fund’s losses are potentially large in a written put transaction and potentially unlimited in an unhedged written call transaction. A seller of an option can be liquidated if the value of the underlying security advances enough in the case of a call option, or declines enough in the case of a put option, given there are no offsetting positions or enough capital to offset the unrealized losses. In a liquidation event, one should expect material realized losses.

A buyer of a call or put option risks the loss of the entire premium invested in the option. If the underlying security is not above the strike price at maturity of a call, or not below the strike price at maturity of a put, the option will expire worthless.

Additionally, purchased options may decline in value due to changes in price of the underlying reference instrument, passage of time, and changes in volatility. Generally, options may not be an effective hedge because they may have imperfect correlation to the value of the Fund’s portfolio securities. Further, the underlying reference instrument on which the option is based may have imperfect correlation to the value of the Fund’s portfolio securities. Option premiums are treated as short-term capital gains and, when distributed to shareholders, are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account. Options are also subject to leverage and volatility risk, liquidity risk, tracking risk (the risk that an option’s returns will deviate from a benchmark), and sub-strategy risk (the risk that hedging sub-strategies will not perform as expected).

Catalyst Buffered Shield Fund | U S Government Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Obligations Risk. The Fund may invest in U.S. government or agency obligations. Securities issued or guaranteed by federal agencies and U.S. government sponsored entities may or may not be backed by the full faith and credit of the U.S. government.

Catalyst Buffered Shield Fund | Equity Options Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Options Strategy Risk. Although the equity options strategy is intended to manage volatility, it may not protect against market declines, may limit the Fund’s participation in market gains (particularly during periods when market values are increasing or market volatility is high), may increase portfolio transaction costs (which could result in losses or reduction in gains), may not be successful, and is subject to the Sub-Advisor’s ability to correctly analyze and implement the Fund’s equity options strategy.

Catalyst Buffered Shield Fund | Exchange Traded Funds E T Fs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Funds (“ETFs”) Risk. Like an open-end investment company (mutual fund), the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETF may be halted under certain circumstances.

Catalyst Buffered Shield Fund | Managed Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Managed Volatility Risk. Techniques used by the Sub-Advisor to manage the volatility of the Fund’s investments carry the risks that such techniques may not protect against market declines. The techniques may also limit the Fund’s participation in market gains, particularly during periods where market values are increasing but market volatility is high. Further, such techniques may increase portfolio transaction costs, which could result in losses or reduced gains. They also may not be successful, as the techniques are subject to the Sub-Advisor’s ability to correctly analyze and implement the volatility management techniques in a timely manner.

Catalyst Buffered Shield Fund | Short Position Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Position Risk. The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.

Catalyst Buffered Shield Fund | Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Turnover Risk. The Fund may have a high turnover of the securities held in its portfolio. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Catalyst/Millburn Hedge Strategy Fund
Prospectus [Line Items]
Risk [Text Block]

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund, and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return, and value of the Fund and your investment.

Catalyst/Millburn Hedge Strategy Fund | Commodity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodity Risk. Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, and geological and environmental factors, as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Catalyst/Millburn Hedge Strategy Fund | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty to a financial instrument held by the Fund, or by a special purpose or structured vehicle invested in by the Fund, may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Catalyst/Millburn Hedge Strategy Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk. Fluctuations in exchange rates may adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the currencies in which a Fund has taken a position, or in which a Fund’s investments are denominated, will decline in value. Some currencies are illiquid, and a Fund may not be able to convert them into U.S. dollars, or may only be able to do so at an unfavorable exchange rate. Currency trading involves significant risks, including market risk, interest rate risk, foreign investment risk, counterparty credit risk, and short sale risk.

Catalyst/Millburn Hedge Strategy Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time.

Catalyst/Millburn Hedge Strategy Fund | Equity Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Security Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.

Catalyst/Millburn Hedge Strategy Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed-Income Risk. When the Fund invests in fixed-income securities, the value of an investment in the Fund will fluctuate with changes in interest rates. Typically, an increase in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline.

Catalyst/Millburn Hedge Strategy Fund | Interest Rate Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. Overall bond prices, including the prices of securities held by the Fund, may decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. Rising interest rates may pose a heightened risk to the Fund’s longer-term fixed income securities.

Catalyst/Millburn Hedge Strategy Fund | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. Using derivatives like futures, forwards, options and swaps to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

Catalyst/Millburn Hedge Strategy Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. Although most of the Fund’s securities must be liquid at the time of investment, the Fund may purchase illiquid investments and securities may become illiquid after purchase by the Fund, particularly during periods of market turmoil. When the Fund holds illiquid investments, the Fund’s investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemptions or for other cash needs, the Fund may suffer a loss. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on investments in illiquid investments, may be unable to achieve its desired level of exposure to a certain sector.

Catalyst/Millburn Hedge Strategy Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and derivatives in which the Fund invests may prove to be incorrect, and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Catalyst/Millburn Hedge Strategy Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, tariffs or trade wars, international conflicts, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Catalyst/Millburn Hedge Strategy Fund | Model And Data Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Model and Data Risk. Like all quantitative analysis, the investment models utilized by the Sub-Advisor carry the risk that the ranking system, valuation results and predictions might be based on one or more incorrect assumptions, insufficient historical data, inadequate design, or may not be suitable for the purpose intended. In addition, models may not perform as intended for many reasons, including errors, omissions, imperfections or malfunctions. Because the use of models are usually based on data supplied by third parties, the success of the Sub-Advisor’s use of such models is dependent on the accuracy and reliability of the supplied data. Historical data inputs may be subject to revision or corrections, which may diminish data reliability and quality of predictive results. Changing and unforeseen market dynamics could also lead to a decrease in the short-term or long-term effectiveness of a model. Models may lose their predictive validity and incorrectly forecast future market behavior and asset prices, leading to potential losses. No assurance can be given that a model will be successful under all or any market conditions.

Catalyst/Millburn Hedge Strategy Fund | Swaps Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swaps Risk. Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The costs of investing in swaps will be indirectly paid by the Fund.

Catalyst/Millburn Hedge Strategy Fund | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Catalyst/Millburn Hedge Strategy Fund | Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Fund Risk. Because the Fund may invest in other investment companies, the value of your investment will fluctuate in response to the performance of the underlying funds. Investing in underlying funds involves certain additional expenses and certain tax results that would not arise if you invested directly in the underlying funds. By investing in underlying funds, you will bear not only your proportionate share of the Fund’s expenses (including operating costs and investment advisory and administrative fees), but also, indirectly, similar expenses and charges of the underlying funds, including any contingent deferred sales charges and redemption charges. Finally, you may incur increased tax liabilities by investing in the Fund rather than directly in the underlying funds. Each underlying fund is subject to specific risks, depending on the nature of its investment strategy, including liquidity risk and default risk on the assets held by the underlying fund.

Catalyst/Millburn Hedge Strategy Fund | Wholly Owned Subsidiary Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Wholly-Owned Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the commodities risks associated with the Subsidiary’s investments in commodity-related instruments. Shareholders of the Fund are indirectly subject to the principal risks of the Subsidiary by virtue of the Fund’s investment in the Subsidiary. There can be no assurance that the Subsidiary’s investments will contribute to the Fund’s returns. The Subsidiary is not registered under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), and is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and could adversely affect the Fund, such as by reducing the Fund’s investment returns. The Fund and the Subsidiary are “commodity pools” under the U.S. Commodity Exchange Act, as amended, and the Advisor is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund and the Subsidiary and subject each to CFTC penalties if reporting was found to be deficient.

Catalyst/Millburn Hedge Strategy Fund | Cash And Cash Equivalents Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash and Cash Equivalents Risk. At any time, the Fund may have significant investments in cash and cash equivalents. When a substantial portion of a portfolio is held in cash and cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Catalyst/Millburn Hedge Strategy Fund | Options Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Market Risk. Markets for options may not always operate on a fair and orderly basis. At times, prices for options may not represent fair market value and prices may be subject to manipulation, which may be extreme under some circumstances. The dysfunction and manipulation of volatility and options markets may make it difficult for the Fund to effectively implement its investment strategy and achieve its objectives, and could potentially lead to significant losses.

Catalyst/Millburn Hedge Strategy Fund | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk. There are risks associated with the sale and purchase of call and put options. As the seller (writer) of a call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price. Because they are unhedged, the Fund’s written calls expose the Fund to potentially unlimited losses.

Catalyst/Millburn Hedge Strategy Fund | Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective, and could increase the operating expenses of the Fund.

Catalyst/Millburn Hedge Strategy Fund | U S Government Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Obligations Risk. The Fund may invest in U.S. government or agency obligations. Securities issued or guaranteed by federal agencies and U.S. government sponsored entities may or may not be backed by the full faith and credit of the U.S. government.

Catalyst/Millburn Hedge Strategy Fund | Exchange Traded Funds E T Fs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange-Traded Funds (“ETFs”) Risk. Like an open-end investment company (mutual fund), the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETF may be halted under certain circumstances.

Catalyst/Millburn Hedge Strategy Fund | Short Position Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Position Risk. The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.

Catalyst/Millburn Hedge Strategy Fund | Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Turnover Risk. The Fund may have a high turnover of the securities held in its portfolio.

Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Catalyst/Millburn Hedge Strategy Fund | Agricultural Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Agricultural Sector Risk. Economic forces, including forces affecting agricultural markets, as well as government policies and regulations affecting agriculture companies, could adversely impact the Fund’s investments. Soft commodities, grains and livestock production, and trade flows are significantly affected by government policies and regulations.

Catalyst/Millburn Hedge Strategy Fund | Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Allocation Risk. If a Fund’s strategy for allocating assets among different asset classes does not work as intended, the Fund may not achieve its objective or may underperform other funds with the same or similar investment strategy.

Catalyst/Millburn Hedge Strategy Fund | Emerging Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Market Risk. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries, and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid. There may also be less reliable or publicly available information about emerging markets due to non-uniform regulatory, auditing or financial recordkeeping standards, which could cause errors in the implementation of the Fund’s investment strategy. The Fund’s performance may depend on issues other than those that affect U.S. companies and may be adversely affected by different rights and remedies associated with emerging market investments, or the lack thereof, compared to those associated with U.S. companies.

Catalyst/Millburn Hedge Strategy Fund | Energy Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Energy Sector Risk. Because of the Fund’s exposure to this sector, the performance of the Fund is tied closely to and affected by developments in the energy sector, such as the possibility that government regulation will negatively impact companies in this sector. Energy infrastructure entities are subject to the risks specific to the industry they serve.

Catalyst/Millburn Hedge Strategy Fund | Foreign Exchanges Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Exchanges Risk: A portion of the derivatives trades made by the Fund may take place on foreign markets. Neither existing CFTC regulations nor regulations of any other U.S. governmental agency apply to transactions on foreign markets. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

Catalyst/Millburn Hedge Strategy Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability, and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, the risks of investing in foreign developed countries.

Catalyst/Millburn Hedge Strategy Fund | Forwards Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Forward Contract Risk. Forward contracts are individually negotiated and privately traded, so they are dependent upon the creditworthiness of the counterparty and subject to counterparty default risk and liquidity risk. If a counterparty defaults and fails to deliver or settle a forward trade, replacing the transaction may be costly. Liquidity risk exists because no organized secondary market exists to trade or dispose of forward obligations.

Catalyst/Millburn Hedge Strategy Fund | Futures And Forward Contract Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Futures Contract Risk. The successful use of futures contracts draws upon the Advisor’s or Sub-Advisor’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures a contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Advisor’s or Sub-Advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Catalyst/Millburn Hedge Strategy Fund | Metals Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Metals Sector Risk. The prices of precious metals and industrial metals operation companies are affected by the price of precious metals such as platinum, palladium and silver, as well as other metals prices and prevailing market conditions. These prices may be volatile, fluctuating substantially over short periods of time.

Catalyst Nasdaq-100 Hedged Income Fund
Prospectus [Line Items]
Risk [Text Block]

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund, and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return, and value of the Fund and your investment.

Catalyst Nasdaq-100 Hedged Income Fund | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty to a financial instrument held by the Fund, or by a special purpose or structured vehicle invested in by the Fund, may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Catalyst Nasdaq-100 Hedged Income Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time.

Catalyst Nasdaq-100 Hedged Income Fund | Equity Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Security Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in, and perceptions of, their issuers change. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.

Catalyst Nasdaq-100 Hedged Income Fund | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. Using derivatives like futures contracts and options to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

Catalyst Nasdaq-100 Hedged Income Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. Although most of the Fund’s securities must be liquid at the time of investment, the Fund may purchase illiquid investments and securities may become illiquid after purchase by the Fund, particularly during periods of market turmoil. When the Fund holds illiquid investments, the Fund’s investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemptions or for other cash needs, the Fund may suffer a loss. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on investments in illiquid investments, may be unable to achieve its desired level of exposure to a certain sector.

Catalyst Nasdaq-100 Hedged Income Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks, futures contracts, options, or other securities or derivatives in which the Fund invests or sells short may prove to be incorrect, and there is no guarantee that the portfolio managers’ judgment will produce the desired results.

Catalyst Nasdaq-100 Hedged Income Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, tariffs or trade wars, international conflicts, and political events affect the securities markets.

Catalyst Nasdaq-100 Hedged Income Fund | Model And Data Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Model and Data Risk. Like all quantitative analysis, the investment models utilized by the Sub-Advisor carry the risk that the ranking system, valuation results and predictions might be based on one or more incorrect assumptions, insufficient historical data, inadequate design, or may not be suitable for the purpose intended. In addition, models may not perform as intended for many reasons, including errors, omissions, imperfections or malfunctions. Because the use of models are usually based on data supplied by third parties, the success of the Sub-Advisor’s use of such models is dependent on the accuracy and reliability of the supplied data. Historical data inputs may be subject to revision or corrections, which may diminish data reliability and quality of predictive results. Changing and unforeseen market dynamics could also lead to a decrease in the short-term or long-term effectiveness of a model. Models may lose their predictive validity and incorrectly forecast future market behavior and asset prices, leading to potential losses. No assurance can be given that a model will be successful under all or any market conditions.

Catalyst Nasdaq-100 Hedged Income Fund | Cash And Cash Equivalents Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash and Cash Equivalents Risk: At any time, the Fund may have significant investments in cash and cash equivalents. When a substantial portion of a portfolio is held in cash and cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. Additionally, in rising markets, holding cash or cash equivalents may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

Catalyst Nasdaq-100 Hedged Income Fund | Distribution Policy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Policy Risk. The Fund may, at the discretion of management, target a specific level of monthly distributions (including any return of capital) from time to time. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital (i.e., from your original investment). Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Catalyst Nasdaq-100 Hedged Income Fund | Hedging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Hedging Risk. Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other Fund holdings. There can be no assurance that the Fund’s hedging strategy will reduce risk, or that hedging transactions will be either available or cost effective.

Catalyst Nasdaq-100 Hedged Income Fund | Index Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index Risk. Because the Fund is linked to the performance of an index, it will be subject to the risks associated with changes in that index.
Catalyst Nasdaq-100 Hedged Income Fund | Large Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Company Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Catalyst Nasdaq-100 Hedged Income Fund | Options Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Market Risk. Markets for options may not always operate on a fair and orderly basis. At times, prices for options may not represent fair market value and prices may be subject to manipulation, which may be extreme under some circumstances. The dysfunction and manipulation of volatility and options markets may make it difficult for the Fund to effectively implement its investment strategy and achieve its objectives, and could potentially lead to significant losses.

Catalyst Nasdaq-100 Hedged Income Fund | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk. There are risks associated with the Fund’s use of options. As the buyer of a call option, the Fund risks losing the entire premium invested in the option if the underlying reference instrument does not rise above the strike price, which means the option will expire worthless. As the buyer of a put option, the Fund risks losing the entire premium invested in the option if the underlying reference instrument does not fall below the strike price, which means the option will expire worthless. Conversely, as a seller (writer) of a call option or put option, the Fund will lose money if the value of the underlying reference instrument rises above (written call option) or falls below (written put option) the respective option’s strike price. The Fund’s losses are potentially large in a written put transaction and potentially unlimited in an unhedged written call transaction.

A buyer of a call or put option risks the loss of the entire premium invested in the option. If the price of the underlying security is not above the strike price at maturity of a call, or not below the strike price at maturity of a put, the option will expire worthless.

Additionally, purchased options may decline in value due to changes in price of the underlying reference instrument, passage of time, and changes in volatility. Generally, options may not be an effective hedge because they may have imperfect correlation to the value of the Fund’s portfolio securities. Further, the underlying reference instrument on which the option is based may have imperfect correlation to the value of the Fund’s portfolio securities. Option premiums are treated as short-term capital gains and, when distributed to shareholders, are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account. Options are also subject to leverage and volatility risk, liquidity risk, tracking risk (the risk that an option’s returns will deviate from a benchmark), and sub-strategy risk (the risk that hedging sub-strategies will not perform as expected).

Call Options Risk. As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received and gives up the opportunity for gain on the underlying security above the exercise option price. The Fund continues to bear the risk that it will lose money if the value of the security falls below the strike price. Option premiums are treated as short-term capital gains and, when distributed to shareholders, are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account. As the buyer of a call option, the Fund assumes the risk that the market price of the underlying security will not increase above the strike price plus the premiums paid, so the Fund bears the risk that it will lose the premium paid for the option.

Catalyst Nasdaq-100 Hedged Income Fund | U S Government Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Obligations Risk. The Fund may invest in U.S. government or agency obligations. Securities issued or guaranteed by federal agencies and U.S. government sponsored entities may or may not be backed by the full faith and credit of the U.S. government.

Catalyst Nasdaq-100 Hedged Income Fund | Exchange Traded Funds E T Fs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange-Traded Fund (“ETFs”) Risk. Like an open-end investment company (mutual fund), the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETF may be halted under certain circumstances. Shareholders of the Fund will bear the expenses of the Fund’s investment in ETFs as well as the Fund’s own operating expenses.

Catalyst Nasdaq-100 Hedged Income Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability, and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, the risks of investing in foreign developed countries.

Catalyst Nasdaq-100 Hedged Income Fund | Futures And Forward Contract Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Futures Contract Risk: The successful use of futures contracts draws upon the Sub-Advisor’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) investments in futures contracts involves leverage, which means a small percentage of assets in futures or forward contracts can have a disproportionately large impact on the Fund, and the Fund can lose more than the principal amount invested; (d) losses caused by unanticipated market movements, which are potentially unlimited;

(e) the Sub-Advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (f) the possibility that the counterparty will default in the performance of its obligations; and (g) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Catalyst Nasdaq-100 Hedged Income Fund | Exchange Traded Notes E T Ns Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Notes (ETNs”) Risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Catalyst Nasdaq-100 Hedged Income Fund | Sector Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Exposure Risk. Sector exposure risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates, and competition for the services of qualified personnel.

Catalyst/Aspect Enhanced Multi-Asset Fund
Prospectus [Line Items]
Risk [Text Block]

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund, and those losses could be significant.

Catalyst/Aspect Enhanced Multi-Asset Fund | Commodity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodity Risk. Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, and geological and environmental factors, as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Catalyst/Aspect Enhanced Multi-Asset Fund | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty to a financial instrument held by the Fund, or by a special purpose or structured vehicle invested in by the Fund, may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Catalyst/Aspect Enhanced Multi-Asset Fund | Credit Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. An issuer of a security may fail to pay principal and interest in a timely manner, reducing the Fund’s total return.
Catalyst/Aspect Enhanced Multi-Asset Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk. Fluctuations in exchange rates may adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the currencies in which a Fund has taken a position, or in which a Fund’s investments are denominated, will decline in value. Some currencies are illiquid, and a Fund may not be able to convert them into U.S. dollars, or may only be able to do so at an unfavorable exchange rate. Currency trading involves significant risks, including market risk, interest rate risk, foreign investment risk, counterparty credit risk, and short sale risk.

Catalyst/Aspect Enhanced Multi-Asset Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative instruments may be less liquid than more traditional investments, and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivative prices are highly volatile and may fluctuate substantially during a short period of time.

Catalyst/Aspect Enhanced Multi-Asset Fund | Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Duration Risk. A portfolio with a longer average portfolio duration may be more sensitive to interest rate changes. A heightened risk is posed by rising interest rates to a fund whose portfolios includes longer-term fixed income securities.

Catalyst/Aspect Enhanced Multi-Asset Fund | Equity Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Security Risk. Equity securities, including common stocks, are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in, and perceptions of, their issuers change. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.

Catalyst/Aspect Enhanced Multi-Asset Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed-Income Risk. When the Fund invests in fixed-income securities, the value of an investment in the Fund will fluctuate with changes in interest rates. Typically, an increase in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced or fluctuate more than other types of investments.

Catalyst/Aspect Enhanced Multi-Asset Fund | Futures Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Futures Contract Risk. The successful use of futures contracts draws upon the Sub-Advisor’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) investments in futures contracts involves leverage, which means a small percentage of assets in futures or forward contracts can have a disproportionately large impact on the Fund, and the Fund can lose more than the principal amount invested; (d) losses caused by unanticipated market movements, which are potentially unlimited; (e) the Sub-Advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (f) the possibility that the counterparty will default in the performance of its obligations; and (g) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Catalyst/Aspect Enhanced Multi-Asset Fund | Interest Rate Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. Changes in short-term market interest rates will directly affect the yield on the shares of the Fund whose investments are normally invested in floating rate debt. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates increase, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. Rising interet rates pose a heightened risk to the Fund because its portfolio includes longer-term fixed income securities.

Catalyst/Aspect Enhanced Multi-Asset Fund | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. Using derivatives like futures and options to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

Catalyst/Aspect Enhanced Multi-Asset Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks, options, or other securities or derivatives in which the Fund invests may prove to be incorrect, and there is no guarantee that the portfolio managers’ judgment will produce the desired results.

Catalyst/Aspect Enhanced Multi-Asset Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, tariffs or trade wars, international conflicts, and political events affect the securities and derivatives markets.

Catalyst/Aspect Enhanced Multi-Asset Fund | Model And Data Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Model and Data Risk. Like all quantitative analysis, the investment models utilized by the Sub-Advisor carry the risk that the ranking system, valuation results and predictions might be based on one or more incorrect assumptions, insufficient historical data, inadequate design, or may not be suitable for the purpose intended. In addition, models may not perform as intended for many reasons, including errors, omissions, imperfections or malfunctions. Because the use of models are usually based on data supplied by third parties, the success of the Sub-Advisor’s use of such models is dependent on the accuracy and reliability of the supplied data. Historical data inputs may be subject to revision or corrections, which may diminish data reliability and quality of predictive results. Changing and unforeseen market dynamics could also lead to a decrease in the short-term or long-term effectiveness of a model. Models may lose their predictive validity and incorrectly forecast future market behavior and asset prices, leading to potential losses. No assurance can be given that a model will be successful under all or any market conditions.

Catalyst/Aspect Enhanced Multi-Asset Fund | Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security or group of securities in the Fund’s portfolio.
Catalyst/Aspect Enhanced Multi-Asset Fund | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. Certain of the Fund’s investment strategies, including transactions in futures, may be subject to special tax rules, the effect of which may have adverse tax consequences for the Fund. By investing in commodities indirectly through the Subsidiary, the Fund intends to obtain exposure to the commodities markets within the U.S. federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains. The Subsidiary declares and distributes a dividend to the Fund, no less than annually, as the sole shareholder of the Subsidiary, in an amount approximately equal to the total amount of “Subpart F” income (as defined in Section 951 of the Internal Revenue Code of 1986, as amended, generated, or expected to be generated, by the Subsidiary’s investments during the fiscal year. If the Subsidiary were to fail to make sufficient dividend distributions to the Fund, all or a portion of the income from the Fund’s investment in the Subsidiary might not be qualifying income, and the Fund might not qualify as a regulated investment company for one or more years.

Catalyst/Aspect Enhanced Multi-Asset Fund | Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Fund Risk. Because the Fund may invest in other investment companies, the value of your investment will fluctuate in response to the performance of the underlying funds. Investing in underlying funds involves certain additional expenses and certain tax results that would not arise if you invested directly in the underlying funds. By investing in underlying funds, you will bear not only your proportionate share of the Fund’s expenses (including operating costs and investment advisory and administrative fees), but also, indirectly, similar expenses and charges of the underlying funds, including any contingent deferred sales charges and redemption charges. Finally, you may incur increased tax liabilities by investing in the Fund rather than directly in the underlying funds. Each underlying fund is subject to specific risks, depending on the nature of its investment strategy, including liquidity risk and default risk on the assets held by the underlying fund.

Catalyst/Aspect Enhanced Multi-Asset Fund | Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Volatility Risk. Significant short-term price movements could adversely impact the performance of the Fund.
Catalyst/Aspect Enhanced Multi-Asset Fund | Wholly Owned Subsidiary Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Wholly-Owned Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the commodities risks associated with the Subsidiary’s investments in commodity-related instruments. Shareholders of the Fund are indirectly subject to the principal risks of the Subsidiary by virtue of the Fund’s investment in the Subsidiary. There can be no assurance that the Subsidiary’s investments will contribute to the Fund’s returns. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and could adversely affect the Fund, such as by reducing the Fund’s investment returns. The Fund and the Subsidiary are “commodity pools” under the U.S. Commodity Exchange Act, as amended, and the Advisor is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund and the Subsidiary and subject each to CFTC penalties if reporting was found to be deficient.

Catalyst/Aspect Enhanced Multi-Asset Fund | Large Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Company Risk. The Fund may invest in large capitalization companies. The securities of such companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Catalyst/Aspect Enhanced Multi-Asset Fund | U S Government Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government.

Catalyst/Aspect Enhanced Multi-Asset Fund | Exchange Traded Funds E T Fs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange-Traded Funds (“ETFs”) Risk. The cost of investing in the Fund will be higher than the cost of investing directly in the ETFs in which it invests, and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the ETF. Like an open-end investment company (mutual fund), the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop; (iii) market trading in the ETF may be halted under certain circumstances; and (iv) the value of an ETF can fluctuate based on the prices of the securities held by the ETF.

Catalyst/Aspect Enhanced Multi-Asset Fund | Short Position Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Position Risk. The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.

Catalyst/Aspect Enhanced Multi-Asset Fund | Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Turnover Risk. The Fund may have high portfolio turnover rates. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Catalyst/Aspect Enhanced Multi-Asset Fund | Agricultural Sector Risk [Member]
Prospectus [Line Items]
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Agricultural Sector Risk. Economic forces, including forces affecting agricultural markets, as well as government policies and regulations affecting agriculture companies, could adversely impact the Fund’s investments. Soft commodities, grains and livestock production, and trade flows are significantly affected by government policies and regulations.

Catalyst/Aspect Enhanced Multi-Asset Fund | Allocation Risk [Member]
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Allocation Risk. If a Fund’s strategy for allocating assets among different asset classes does not work as intended, the Fund may not achieve its objective or may underperform other funds with the same or similar investment strategy.

Catalyst/Aspect Enhanced Multi-Asset Fund | Emerging Market Risk [Member]
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Emerging Markets Risk. The Fund may invest in countries with newly organized or less developed securities markets. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems tend to be less stable. There may also be less reliable or publicly available information about emerging markets due to non-uniform regulatory, auditing or financial recordkeeping standards (including material limits on PCAOB inspection, investigation, and enforcement), which could cause errors in the implementation of the Fund’s investment strategy. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. The Fund’s performance may depend on issues other than those that affect U.S. companies and may be adversely affected by different rights and remedies associated with emerging market investments, or the lack thereof, compared to those associated with U.S. companies. Investments in emerging market countries may be affected by government policies that restrict foreign investment in certain issuers or industries.

Catalyst/Aspect Enhanced Multi-Asset Fund | Energy Sector Risk [Member]
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Energy Sector Risk. Because of the Fund’s exposure to this sector, the performance of the Fund is tied closely to and affected by developments in the energy sector, such as the possibility that government regulation will negatively impact companies in this sector. Energy infrastructure entities are subject to the risks specific to the industry they serve.

Catalyst/Aspect Enhanced Multi-Asset Fund | Foreign Exchanges Risk [Member]
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Foreign Exchanges Risk. A portion of the derivatives trades made by the Fund may take place on foreign markets. Neither existing CFTC regulations nor regulations of any other U.S. governmental agency apply to transactions on foreign markets. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

Catalyst/Aspect Enhanced Multi-Asset Fund | Foreign Investment Risk [Member]
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Foreign Investment Risk. Since the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies, thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Catalyst/Aspect Enhanced Multi-Asset Fund | Forwards Risk [Member]
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Forward Contract Risk. Forward contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty and subject to counterparty default risk and liquidity risk. If a counterparty defaults and fails to deliver or settle a forward trade, replacing the transaction may be costly. Liquidity risk exists because no organized secondary market exists to trade or dispose of forward obligations.

Catalyst/Aspect Enhanced Multi-Asset Fund | Metals Sector Risk [Member]
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Metals Sector Risk. The prices of precious metals and industrial metals operation companies are affected by the price of precious metals such as platinum, palladium and silver, as well as other metals prices and prevailing market conditions. These prices may be volatile, fluctuating substantially over short periods of time.

Catalyst/Aspect Enhanced Multi-Asset Fund | Cash And Cash Equivalent Risk [Member]
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Cash and Cash Equivalent Risk. At any time, the Fund may have significant investments in cash and cash equivalents. When a substantial portion of a portfolio is held in cash and cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Catalyst/Aspect Enhanced Multi-Asset Fund | Medium Mid Capitalization Stock Risk [Member]
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Medium (Mid) Capitalization Stock Risk. The earnings and prospects of mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

Catalyst/Aspect Enhanced Multi-Asset Fund | Nondiversification Risk [Member]
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Non-diversification Risk. Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Catalyst/Aspect Enhanced Multi-Asset Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.